Registration No. 33-37338 and 811-6198

   As filed with the Securities and Exchange Commission on June 13, 2002

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

                  Pre-Effective Amendment No.

                  Post-Effective Amendment No. 17                          [X]
                                              ----
                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

                  Amendment No. 16                                         [X]
                               ----

                    TEMPLETON CAPITAL ACCUMULATOR FUND
          (as successor to TTEMPLETON CAPITAL ACCUMULATOR FUND, Inc., a Maryland corporation)
                --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

             500 E BROWARD BOULEVARD, FORT LAUDERDALE, FLORIDA 33394
             --------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (954) 527-7500
                                ------------------
              (Registrant's Telephone Number, Including Area Code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, San Mateo, CA 94403-1906
        --------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box):

     [X]  immediately upon filing pursuant to paragraph (b) of Rule 485

     [ ]  on (date) pursuant to paragraph (b) of Rule 485

     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ]  on (DATE) pursuant to paragraph (a)(1) of Rule 485

     [ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485

     [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to Rule 414 under the Securities Act of 1933, Templeton Capital Accumulator Fund, a Delaware business trust, as successor issuer of Templeton Capital Accumulator Fund, Inc., a Maryland corporation, is filing this amendment to the registration statment of Templeton Capital Accumulator Fund, Inc. and expressly adopts the registration statement of Templeton Capital Accumulator Fund, Inc. as its own for all purposes of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.



PAGE
                                     PART A
                                   PROSPECTUS



For the purpose of this EDGAR filing, the prospectus of Templeton Capital Accumulator Fund, Inc. dated January 1, 2002 is incorporated by reference to the electronic filing made on December 31, 2991 under the Accession Number 0000869313-01-500022.

PAGE
                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION


For the purpose of this EDGAR filing, the statement of additional information of Templeton Capital Accumulator Fund, Inc. dated January 1, 2002 is incorporated by reference to the electronic filing made on December 31, 2991 under the Accession Number 0000869313-01-500022.




o --------
                         SUPPLEMENT DATED JUNE 13, 2002
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                    TEMPLETON CAPITAL ACCUMULATOR FUND, INC.
                              dated January 1, 2002

The Statement of Additional Information is amended as follows:

The section "Organization, Voting Rights and Principal Holders" on page 19 is supplemented with the following:

     Effective June 13, 2002, the Fund was reorganized as a Delaware business trust under the name Templeton Capital Accumulator Fund.


                Please keep this supplement for future reference.







PAGE





                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(A)  ARTICLES OF INCORPORATIONS

     (i)  Agreement and Declaration of Trust dated December 4, 2001

(B)  BY-LAWS

     ( i)  By-Laws dated May 10, 2002

(C) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

     Not Applicable

(D) INVESTMENT ADVISORY CONTRACTS

    (i) Investment Management Agreement dated October 30, 1992 amended and restated December 6, 1994 and May 25, 1995/2/

(E) UNDERWRITING CONTRACTS

    (i)  Distribution Agreement amended and restated May 1, 1995/2/
   (ii) Form of Dealer Agreement between Registrant and Franklin Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998/4/
  (iii)  Amendment of Dealer Agreement dated May 15, 1998/4/

(F)  BONUS OR PROFIT SHARING CONTRACTS

     Not Applicable

(G)  CUSTODIAN AGREEMENTS

     (i) Custody Agreement dated January 14, 1991/2/
    (ii) Amendment dated March 2, 1998 to the Custody Agreement/4/
   (iii) Amendment No. 2 dated July 23, 1998 to the Custody Agreement/4/

(H)  OTHER MATERIAL CONTRACTS

    (i) Transfer Agent Agreement dated September 1, 1993 amended and restated August 10, 1995/2/
   (ii)  Fund Administration Agreement dated October 1, 1996/3/

(I)  LEGAL OPINION

     (i) Opinion and Consent of Counsel

(J)  OTHER OPINION

     Not Applicable

(K)  OMITTED FINANCIAL STATEMENTS

     Not Applicable


(L)  INITIAL CAPITAL AGREEMENTS

     (i) Initial capital agreement/1/


(M)  RULE 12B-1 PLAN

    (i) Form of Distribution Plan /5/


(N) RULE 18F-3 PLAN

     Not Applicable


(P)  CODE OF ETHICS

     (i) Code of Ethics/6/

(Q)  POWER OF ATTORNEY

     (i) Power of Attorney dated December 4, 2001/6/

   ---------------------

1. Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on February 28, 1991.

2. Previously filed with Post-Effective Amendment No. 7 to the Registration Statement on December 29, 1995.

3. Previously filed with Post-Effective Amendment No. 8 to the Registration Statement on December 31, 1996.

4. Previously filed with Post-Effective Amendment No. 10 to the Registration Statement on October 28, 1998.

5. Previously filed with Post-Effective Amendment No. 14 to the Registration Statement on November 1, 2000.

6. Previously filed with Post-Effective Amendment No. 16 to the Registration Statement on December 31, 2001.



PAGE



ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     NONE.

ITEM 25.  INDEMNIFICATION.

     Article VII of the Registrant's Agreement and Delcaration of Trust, filed as Exhibit A, the Investment Management Agreement filed as Exhibit D and the Distribution Agreement filed as Exhibit E which was previously filed with Post-Effective Amendment No. 7, December 29, 1995.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT

(a)  Templeton Investment Counsel, LLC

     The officers and directors of the Registrant's manager also serve as officers and/or directors for (1) the manager's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments.

     For additional information please see Part B and Schedules A and D of Form ADV of the Fund's Investment Manager (SEC File 801-15125), incorporated herein by reference, which sets forth the officers and directors of the investment manager and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Franklin Templeton Distributors, Inc.(Distributors) also acts as principal underwriter of shares of:

          Templeton Developing Markets Trust
          Templeton Funds, Inc.
          Templeton Global Investment Trust
          Templeton Global Opportunities Trust
          Templeton Global Smaller Companies Fund, Inc.
          Templeton Growth Fund, Inc.
          Templeton Income Trust
          Templeton Institutional Funds, Inc.

          Franklin California Tax Free Income Fund, Inc.
          Franklin California Tax Free Trust
          Franklin Captial Growth Fund
          Franklin Custodian Funds, Inc.
          Franklin Federal Money Fund
          Franklin Federal Tax-Free Income Fund
          Franklin Floating Rate Master Trust
          Franklin Floating Rate Trust
          Franklin Gold and Precious Metals Fund
          Franklin High Income Trust
          Franklin Investors Securities Trust
          Franklin Managed Trust
          Franklin Money Fund
          Franklin Mutual Series Fund, Inc.
          Franklin Municipal Securities Trust
          Franklin New York Tax-Free Income Fund
          Franklin New York Tax-Free Trust
          Franklin Real Estate Securities Fund
          Franklin Strategic Mortgage Portfolio
          Franklin Strategic Series
          Franklin Tax Exempt Money Fund
          Franklin Tax-Free Trust
          Franklin Templeton Fund Allocator Series
          Franklin Templeton Global Trust
          Franklin Templeton International Trust
          Franklin Templeton Money Fund Trust
          Franklin Templeton Variable Insurance Products Trust
          Franklin Value Investors Trust
          FTI Funds
          Institutional Fiduciary Trust

(b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889)

(c) Registrant's principal underwriter is an affiliated person of Registrant.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     Certain accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules thereunder are located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394. Other records are maintained at the offices of Franklin Templeton Investor Services, LLC, 100 Fountain Parkway, St. Petersburg, Florida 33716-1205 and Franklin Resources, Inc., One Franklin Parkway, San Mateo, California 94403-1906.

ITEM 29.  MANAGEMENT SERVICES

     There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.  UNDERTAKINGS.

     Not Applicable.





                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Mateo and the State of California, on the 13th day of June 2002.



                                    TEMPLETON CAPITAL ACCUMULATOR FUND, INC.


                                     By: /s/David P. Goss
                                        -----------------------------------
                                        David P. Goss, Vice President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                              TITLE                      DATE
------------------------------------------------------------------------------

GARY P. MOTYL
-------------------                  President (Chief        June 13, 2002
Gary P. Motyl*                       Executive Officer)


BRUCE S. ROSENBERG
-------------------                  Treasurer (Chief        June 13, 2002
Bruce S. Rosenberg*                  Financial and
                                     Accounting Officer)


CHARLES B. JOHNSON
-------------------                  Director                June 13, 2002
Charles B. Johnson*


CHARLES E. JOHNSON
-------------------                  Director                June 13, 2002
Charles E. Johnson*


NICHOLAS F. BRADY
-------------------                  Director                June 13, 2002
Nicholas F. Brady*


FRED R. MILLSAPS
-------------------                  Director                June 13, 2002
Fred R. Millsaps*


BETTY P. KRAHMER
-------------------                  Director                June 13, 2002
Betty P. Krahmer*


HARRIS J. ASHTON
-------------------                  Director                June 13, 2002
Harris J. Ashton*


S. JOSEPH FORTUNATO
-------------------                  Director                June 13, 2002
S. Joseph Fortunato*


ANDREW H. HINES, JR.
-------------------                  Director                June 13, 2002
Andrew H. Hines, Jr.*


GORDON S. MACKLIN
-------------------                  Director                June 13, 2002
Gordon S. Macklin*


EDITH E. HOLIDAY
-------------------                  Director                June 13, 2002
Edith E. Holiday*


FRANK J. CROTHERS
-------------------                  Director                June 13, 2002
Frank J. Crothers*


CONSTANTINE D. TSERETOPOULOS
-----------------------------        Director                June 13, 2002
Constantine D. Tseretopoulos*



*By:/s/DAVID P. GOSS
    ----------------------
    David P. Goss
    Attorney-in-Fact
   (Pursuant to Power of Attorney previously filed).







                    TEMPLETON CAPITAL ACCUMULATOR FUND, INC.
                             REGISTRATION STATEMENT
                                  EXHIBIT INDEX



EXHIBIT NUMBER                       DESCRIPTION                                      LOCATION
------------------------------------------------------------------------------------------------
EX-99.(a)(i)        Agreement and Declaration of Trust dated December 4, 2001          Attached

EX-99.(b)(i)        By-Laws dated May 10, 2002                                         Attached

EX-99.(d)(i)        Investment Management Agreement dated October 30, 1992                *
                    amended and restated December 6, 1994 and May 25, 1995

EX-99.(e)(i)        Distribution Agreement amended and restated May 1, 1995               *

EX-99.(e)(ii)       Form of Dealer Agreement between Registrant and Franklin              *
                    Templeton Distributors, Inc. and Securities Dealers

EX-99.(e)(iii)      Amendment of Dealer Agreement                                         *

EX-99.(g)(i)        Custody Agreement dated January 14, 1991                              *

EX-99.(g)(ii)       Amendment dated March 2, 1998 to the Custody Agreement                *

EX-99.(g)(iii)      Amendment No.2 dated July 23, 1998 to the Custody Agreement           *

EX-99.(h)(i)        Transfer Agent Agreement dated September 1, 1993 amended and          *
                    restated August 10, 1995

EX-99.(h)(ii)       Fund Administration Agreement dated October 1, 1996                   *

EX-99.(i)(i)        Opinion and Consent of Counsel                                      Attached

EX-99.(l)(i)        Initial Capital Agreement                                             *

EX-99.(m)(i)        Form of Distribution Plan                                             *

EX-99.(p)(i)        Code of Ethics                                                        *

EX-99.(q)(i)        Power of Attorney dated December 4, 2000                              *




* Incorporated by reference.